Provision For Environmental Rehabilitation - Summary of Provision for Environmental Rehabilitation (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance	$ 98,454	$ 124,445
Change in estimates	8,350	(27,870)
Accretion	2,363	2,358
Settlements	(1,205)	(438)
Foreign exchange differences	(88)	(41)
Ending balance	$ 107,874	$ 98,454